Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total fair value consists of the following:
Current asset portion	$ 6.2	$ 1.8
Current liability portion	0.0	(4.2)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	(2.4)	0.2
Oil	4.0	(3.4)
Natural gas	4.6	0.8
Total fair value, end of year	6.2	(2.4)
Total fair value consists of the following:
Current asset portion	6.2	1.8
Current liability portion	$ 0.0	$ (4.2)